Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets
Goodwill	$ 6,060		$ 6,130	$ 6,100
Accumulated goodwill impairment losses	0		0
Definite-lived intangible assets
Gross carrying amount	5,635		5,668	5,624
Accumulated amortization	(3,902)		(3,765)	(3,139)
Net carrying amount	1,733		1,903	2,485
Indefinite-lived research and development	420		420	425
Net carrying amount - Indefinite-lived research and development	420		420	425
Total intangible assets gross carrying amount	6,055		6,088	6,049
Accumulated amortization - Total intangible assets	(3,902)		(3,765)	(3,139)
Total intangible assets	2,153		2,323	2,910
Amortization of intangible assets	135	179	625	764	708
Impairment charges	0	0	13	46
Developed product rights
Definite-lived intangible assets
Gross carrying amount	4,664		4,699	4,675
Accumulated amortization	(3,146)		(3,031)	(2,492)
Net carrying amount	1,518		1,668	2,183
License agreements
Definite-lived intangible assets
Gross carrying amount	971		969	949
Accumulated amortization	(756)		(734)	(647)
Net carrying amount	$ 215		$ 235	$ 302